Software Development Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property and Equipment
Schedule of software and development cost
	June 30,	December 31,
	2021	2020

Capitalized software in-process	$794,000	$825,000
Website development	764,000	607,000
Less accumulated amortization	(613,000)	(587,000)
Software development costs, net	$945,000	$845,000

	December 31,
	2020	2019

Capitalized software in-process	$825,000	$581,000
Website development	607,000	607,000
Less accumulated amortization	(587,000)	(550,000)
Software development costs, net	$845,000	$638,000